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                         AIM LARGE CAP BASIC VALUE FUND

                       Supplement dated February 1, 2000
                    to the Prospectus dated January 6, 2000
                        as supplemented January 6, 2000


This supplement supersedes and replaces in its entirety the supplement dated January 6, 2000.

Currently, only Class A shares of AIM Large Cap Basic Value Fund (the "Fund") are available to investors.

Class B shares and Class C shares of the Fund are not currently available.

Investors may purchase Class A shares of the Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.

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                               RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                         AIM LARGE CAP BASIC VALUE FUND
                           AIM LARGE CAP GROWTH FUND
                            AIM MID CAP GROWTH FUND
                              AIM WEINGARTEN FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)


                      Supplement dated February 1, 2000 to
         the Statement of Additional Information dated January 6, 2000


Currently, only Class A shares of AIM Large Cap Basic Value Fund (the "Fund") are available to investors.

Class B shares and Class C shares of the Fund are not currently available.

Investors may purchase Class A shares of the Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.